SUBSEQUENT EVENTS (Details)		4 Months Ended		12 Months Ended
	Apr. 08, 2019 shares	Apr. 29, 2021 CAD ($) shares	Apr. 29, 2021 USD ($) shares	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Apr. 14, 2020 shares
Subsequent Events [Abstract]
Debt settlement | $				$ 434,000	$ 168,857
Proceeds from issuance of notes | $				1,192,699	0	$ 0
Warrant exercises (in shares)	2,958,600
Option exercises (in shares)	1,275,000
Proceeds from shares issued | $				$ 0	$ 273,190	$ 2,427,279
Convertible Debt [Member]
Subsequent Events [Abstract]
Debt settlement | $			$ 587,112
Convertible Debt [Member] | Top of Range [Member]
Subsequent Events [Abstract]
Face value of convertible note | $			$ 1,050,000
Convertible Debt [Member] | First Tranche [Member]
Subsequent Events [Abstract]
Shares issued (in shares)			300,000
Proceeds from issuance of notes | $			$ 350,000
Convertible Note [Member]
Subsequent Events [Abstract]
Face value of convertible note | $			$ 175,000
Convertible Note [Member] | Common Stock [Member]
Subsequent Events [Abstract]
Shares issued (in shares)							600,000
Subsequent Event [Member] | Stock Options [Member]
Subsequent Events [Abstract]
Option exercises (in shares)		100,000	100,000
Proceeds from shares issued | $		$ 9,000
Subsequent Event [Member] | Warrants [Member]
Subsequent Events [Abstract]
Warrant exercises (in shares)		657,000	657,000
Proceeds from shares issued | $		$ 98,500
Subsequent Event [Member] | Common Stock [Member]
Subsequent Events [Abstract]
Shares issued (in shares)			8,866,447
Subsequent Event [Member] | Common Stock [Member] | Stock Options [Member]
Subsequent Events [Abstract]
Shares issued (in shares)			100,000
Subsequent Event [Member] | Common Stock [Member] | Warrants [Member]
Subsequent Events [Abstract]
Shares issued (in shares)			657,000
Subsequent Event [Member] | Incentive Shares [Member]
Subsequent Events [Abstract]
Shares issued (in shares)			175,000